Supplemental Oil and Gas Disclosures (Unaudited) - Principal Sources of Change In Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Extractive Industries [Abstract]
Sales, net of production costs	$ (4,056)	$ (10,350)	$ (12,271)
Net change in prices and production costs	(21,710)	(1,029)	1,438
Discoveries and improved recovery, net of related costs	1,953	6,297	6,892
Change in future development costs	705	(1,136)	(2,017)
Previously estimated development costs incurred during the period	1,991	4,462	4,654
Revision of quantities	(2,292)	256	500
Purchases of minerals in-place	22	508	227
Accretion of discount	3,642	4,442	4,823
Change in income taxes	7,264	836	855
Sales of properties	(5,240)	(4,780)	(6,232)
Change in production rates and other	(3,343)	(442)	(828)
Change in the discounted future net cash flows, Total	$ (21,064)	$ (936)	$ (1,959)